Collateralized Transactions (Assets Owned, Pledged As Collateral) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012		Mar. 31, 2012
Financial instruments owned and pledged as collateral [Line items]
Trading assets (without right to sell or repledge)	¥ 2,968,479		¥ 3,171,738
Non-trading debt securities	52,793		54,969
Investments in and advances to affiliated companies	34,514		33,921
Equities and convertible bonds [Member]
Financial instruments owned and pledged as collateral [Line items]
Trading assets (without right to sell or repledge)	58,242		47,966
Government and government agency securities [Member]
Financial instruments owned and pledged as collateral [Line items]
Trading assets (without right to sell or repledge)	1,301,368		1,333,482
Bank and corporate debt securities [Member]
Financial instruments owned and pledged as collateral [Line items]
Trading assets (without right to sell or repledge)	84,027		139,863
Commercial mortgage-backed securities ("CMBS") [Member]
Financial instruments owned and pledged as collateral [Line items]
Trading assets (without right to sell or repledge)	30,356		40,183
Residential mortgage-backed securities ("RMBS") [Member]
Financial instruments owned and pledged as collateral [Line items]
Trading assets (without right to sell or repledge)	1,387,658		1,527,946
Collateralized debt obligations ("CDO") and other [Member]
Financial instruments owned and pledged as collateral [Line items]
Trading assets (without right to sell or repledge)	68,338	[1]	82,298	[1]
Investment trust funds and other [Member]
Financial instruments owned and pledged as collateral [Line items]
Trading assets (without right to sell or repledge)	¥ 38,490

[1]	Includes collateralized loan obligations ("CLO") and asset-backed securities ("ABS") such as those secured on credit card loans, auto loans and student loans.